CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 612,101	$ 442,588	$ 338,301
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	199,044	205,020	167,360
Share-based compensation	146,046	182,067	176,658
Accrued severance pay, net	(908)	3,050	789
Amortization of premium, discount and accrued interest on marketable securities	1,468	(9,861)	2,480
Deferred taxes, net	10,495	(40,261)	(66,620)
Changes in operating assets and liabilities:
Trade receivables, net	(75,792)	(61,025)	(34,292)
Prepaid expenses and other current assets	40,744	25,040	73,052
Trade payables	(15,124)	43,965	3,426
Accrued expenses and other current liabilities	(175,149)	41,952	(55,703)
Operating lease right-of-use assets	14,361	12,951	12,518
Deferred revenue	(22,833)	3,049	(45,947)
Realized (gain) loss on marketable securities, net	(4,463)	0	12,271
Operating lease liabilities	(16,309)	(13,291)	(11,100)
Amortization of discount on debt	1,210	1,834	4,615
Loss from extinguishment of debt	0	0	53
Change in fair value of contingent consideration	0	(3,054)	(18,258)
Other	1,658	(1,383)	1,827
Net cash provided by operating activities	716,549	832,641	561,430
Cash flows from investing activities:
Purchase of property and equipment	(18,920)	(34,962)	(29,205)
Purchase of investments	(93,272)	(938,154)	(230,263)
Proceeds from sales of marketable investments	1,002,100	512,556	68,715
Proceeds from maturities of marketable investments	200,972	192,776	367,329
Payments for business acquisitions, net of cash acquired	(856,092)	(64,816)	(415,185)
Capitalization of internal use software costs	(74,828)	(64,805)	(54,974)
Net cash provided by (used in) investing activities	159,960	(397,405)	(293,583)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	1,109	3,063	2,570
Purchase of treasury shares	(488,911)	(369,196)	(288,443)
Dividends paid to non-controlling interest	0	(3,036)	(1,771)
Purchase of subsidiaries shares from non-controlling interest	(36,466)	0	0
Repayment of debt	(460,000)	(192,108)	(2,628)
Proceeds from settlement of debt hedge option	0	104,673	0
Net cash used in financing activities	(984,268)	(456,604)	(290,272)
Effect of exchange rate changes on cash	4,734	(6,914)	2,643
Net change in cash, cash equivalents and restricted cash	(103,025)	(28,282)	(19,782)
Cash, cash equivalents and restricted cash at the beginning of the year	485,032	513,314	533,096
Cash, cash equivalents and restricted cash at the end of the year	382,007	485,032	513,314
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheet:
Cash and cash equivalents	379,388	481,712	511,795
Restricted cash included in other current assets	2,619	3,320	1,519
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	382,007	485,032	513,314
Cash paid during the year for:
Interest	224	236	1,221
Non-cash activities:
Change in fair value of contingent consideration	0	(3,054)	(18,258)
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	0	0	103
United States
Cash paid during the year for:
Federal income taxes paid, net in the US	98,662	53,700	139,200
State income taxes paid, net in the US	23,999	28,542	32,018
Other foreign jurisdictions
Cash paid during the year for:
Income taxes paid, net in other jurisdictions	27,692	18,726	18,891
Israel
Cash paid during the year for:
Federal income taxes paid, net in the US	$ 63,733	$ 8,987	$ 1,912